Regulatory Assets and Liabilities - Schedule of Components of Other Regulatory Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Regulatory Assets [Line Items]
Regulatory assets	$ 573,591	$ 531,898
State mandated public purpose programs (including low income and conservation programs)
Regulatory Assets [Line Items]
Regulatory assets	6,253	4,832
Infrastructure replacement programs and similar
Regulatory Assets [Line Items]
Regulatory assets	12,486	9,627
Environmental compliance programs
Regulatory Assets [Line Items]
Regulatory assets	5,046	9,702
Other
Regulatory Assets [Line Items]
Regulatory assets	8,831	1,836
Other regulatory assets
Regulatory Assets [Line Items]
Regulatory assets	32,616	25,997
Self-insurance cost
Regulatory Assets [Line Items]
Regulatory assets	6,000
Prepaids and other current assets | Environmental compliance programs
Regulatory Assets [Line Items]
Regulatory assets	4,500	9,200
Prepaids and other current assets | Other
Regulatory Assets [Line Items]
Regulatory assets	197	531
Deferred charges and other assets | Environmental compliance programs
Regulatory Assets [Line Items]
Regulatory assets	596	527
Deferred charges and other assets | Other
Regulatory Assets [Line Items]
Regulatory assets	$ 8,600	$ 1,300